UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00058)

Exact name of registrant as specified in charter:	The George Putnam Fund of Boston

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2010

Date of reporting period: April 30, 2010

Item 1. Schedule of Investments:

The George Putnam Fund of Boston

The fund's portfolio
4/30/10 (Unaudited)

COMMON STOCKS (57.9%)(a)
	Shares	Value

Banking (6.7%)
Bank of America Corp.	1,140,053	$20,327,145
Bank of New York Mellon Corp. (The)	356,100	11,085,393
JPMorgan Chase & Co.	592,700	25,237,166
PNC Financial Services Group, Inc.	132,000	8,871,720
State Street Corp.	170,600	7,421,100
SunTrust Banks, Inc.	77,900	2,305,840
U.S. Bancorp	243,400	6,515,818
Wells Fargo & Co.	380,400	12,595,044
		94,359,226

Basic materials (1.9%)
Alcoa, Inc.	235,100	3,159,744
Dow Chemical Co. (The)	98,100	3,024,423
E.I. du Pont de Nemours & Co.	193,700	7,717,008
Nucor Corp.	120,100	5,442,932
PPG Industries, Inc.	71,700	5,045,529
Weyerhaeuser Co.	44,300	2,193,736
		26,583,372

Capital goods (3.6%)
Avery Dennison Corp.	23,100	901,593
Boeing Co. (The)	49,300	3,570,799
Caterpillar, Inc.	44,100	3,002,769
Deere (John) & Co.	42,400	2,536,368
Emerson Electric Co.	64,300	3,358,389
Lockheed Martin Corp.	114,200	9,694,438
Northrop Grumman Corp.	73,900	5,012,637
Parker Hannifin Corp.	92,900	6,426,822
Raytheon Co.	152,500	8,890,750
United Technologies Corp.	94,100	7,052,795
		50,447,360

Communication services (3.3%)
AT&T, Inc.	737,982	19,231,811
Comcast Corp. Class A	334,400	6,601,056
DIRECTV Class A (NON)	96,900	3,510,687
Time Warner Cable, Inc.	96,100	5,405,625
Verizon Communications, Inc.	333,900	9,646,371
Vodafone Group PLC ADR (United Kingdom)	77,700	1,724,940
		46,120,490

Conglomerates (1.9%)
3M Co.	42,100	3,733,007
General Electric Co.	655,200	12,357,072
Honeywell International, Inc.	77,700	3,688,419
Tyco International, Ltd.	183,300	7,110,207
		26,888,705

Consumer cyclicals (5.4%)
D.R. Horton, Inc.	79,600	1,169,324
DISH Network Corp. Class A	71,600	1,585,940
Ford Motor Co. (NON)	172,100	2,240,742
Home Depot, Inc. (The)	238,000	8,389,500
Lowe's Cos., Inc.	201,200	5,456,544
Marriott International, Inc. Class A	47,620	1,750,511
Omnicom Group, Inc.	91,000	3,882,060
Staples, Inc.	171,900	4,044,807
Target Corp.	136,800	7,779,816
Time Warner, Inc.	303,800	10,049,704
TJX Cos., Inc. (The)	177,800	8,239,252
Viacom, Inc. Class B (NON)	266,200	9,404,846
Wal-Mart Stores, Inc.	97,800	5,246,970
Walt Disney Co. (The)	157,100	5,787,564
Whirlpool Corp.	11,200	1,219,344
		76,246,924

Consumer staples (4.8%)
Avis Budget Group, Inc. (NON)	201,700	3,049,704
Clorox Co.	94,200	6,094,740
Coca-Cola Co. (The)	48,700	2,603,015
CVS Caremark Corp.	234,900	8,674,857
General Mills, Inc.	12,100	861,278
Kellogg Co.	151,300	8,312,422
Kimberly-Clark Corp.	108,100	6,622,206
Kraft Foods, Inc. Class A	157,562	4,663,835
Kroger Co.	62,000	1,378,260
Lorillard, Inc.	45,200	3,542,324
Newell Rubbermaid, Inc.	198,300	3,384,981
Philip Morris International, Inc.	296,500	14,552,220
Procter & Gamble Co. (The)	62,400	3,878,784
		67,618,626

Energy (9.0%)
Anadarko Petroleum Corp.	72,100	4,481,736
BP PLC ADR (United Kingdom)	66,400	3,462,760
Chevron Corp.	365,500	29,766,320
ConocoPhillips	87,300	5,167,287
Devon Energy Corp.	40,400	2,720,132
EOG Resources, Inc.	19,100	2,141,492
Exxon Mobil Corp.	460,300	31,231,355
Halliburton Co.	138,000	4,229,700
Marathon Oil Corp.	294,600	9,471,390
Newfield Exploration Co. (NON)	57,800	3,363,382
Noble Corp. (Switzerland) (NON)	65,700	2,594,493
Occidental Petroleum Corp.	137,300	12,173,018
Smith International, Inc.	45,500	2,173,080
Total SA ADR (France)	166,600	9,059,708
Transocean, Ltd. (Switzerland) (NON)	11,100	804,195
Valero Energy Corp.	174,400	3,625,776
		126,465,824

Financials (2.8%)
Chubb Corp. (The)	150,800	7,972,796
Goldman Sachs Group, Inc. (The)	81,610	11,849,772
MetLife, Inc.	212,100	9,667,518
Travelers Cos., Inc. (The)	187,500	9,513,750
		39,003,836

Health care (6.8%)
Abbott Laboratories	134,000	6,855,440
Aetna, Inc.	237,200	7,009,260
Baxter International, Inc.	143,900	6,794,958
Bristol-Myers Squibb Co.	68,200	1,724,778
Covidien PLC (Ireland)	87,412	4,194,902
Genzyme Corp. (NON)	19,300	1,027,532
Hospira, Inc. (NON)	27,700	1,489,983
Johnson & Johnson	237,900	15,296,970
McKesson Corp.	72,000	4,666,320
Medtronic, Inc.	168,500	7,361,765
Merck & Co., Inc.	219,500	7,691,280
Pfizer, Inc.	1,423,058	23,793,530
Thermo Fisher Scientific, Inc. (NON)	123,500	6,827,080
WellPoint, Inc. (NON)	30,000	1,614,000
		96,347,798

Insurance (1.6%)
ACE, Ltd.	141,900	7,547,661
Allstate Corp. (The)	101,200	3,306,204
Everest Re Group, Ltd.	27,500	2,107,875
Hartford Financial Services Group, Inc. (The)	106,500	3,042,705
Marsh & McLennan Cos., Inc.	195,000	4,722,900
RenaissanceRe Holdings, Ltd.	38,000	2,126,100
		22,853,445

Investment banking/Brokerage (0.7%)
Morgan Stanley	307,340	9,287,815
		9,287,815

Real estate (0.5%)
Equity Residential Trust (R)	88,348	3,999,514
Simon Property Group, Inc. (R)	36,162	3,219,141
		7,218,655

Technology (5.2%)
Atmel Corp. (NON)	784,800	4,269,312
BMC Software, Inc. (NON)	68,500	2,696,160
Cisco Systems, Inc. (NON)	176,400	4,748,688
Electronic Arts, Inc. (NON)	78,100	1,512,797
EMC Corp. (NON)	432,700	8,225,627
IBM Corp.	58,100	7,494,900
Intel Corp.	254,700	5,814,801
KLA-Tencor Corp.	186,100	6,338,566
Microsoft Corp.	251,700	7,686,918
Motorola, Inc. (NON)	551,300	3,897,691
Oracle Corp.	106,400	2,749,376
Qualcomm, Inc.	204,100	7,906,834
Texas Instruments, Inc.	169,200	4,400,892
Yahoo!, Inc. (NON)	361,200	5,970,636
		73,713,198

Transportation (0.3%)
FedEx Corp.	34,700	3,123,347
United Parcel Service, Inc. Class B	24,300	1,680,102
		4,803,449

Utilities and power (3.4%)
Ameren Corp.	166,900	4,332,724
American Electric Power Co., Inc.	159,000	5,453,700
Dominion Resources, Inc.	31,800	1,329,240
Duke Energy Corp.	103,400	1,735,052
Edison International	202,100	6,946,177

El Paso Corp.	488,000	5,904,800
Entergy Corp.	101,100	8,218,419
Exelon Corp.	29,900	1,303,341
FPL Group, Inc.	17,600	916,080
PG&E Corp.	214,350	9,388,530
Wisconsin Energy Corp.	55,500	2,914,305
		48,442,368
Total common stocks (cost $671,257,597)		$816,401,091

CORPORATE BONDS AND NOTES (14.0%)(a)
	Principal amount	Value

Basic materials (0.8%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes
9 3/8s, 2019	$30,000	$35,817
ArcelorMittal sr. unsec. unsub. 9.85s, 2019
(Luxembourg)	1,545,000	2,008,159
Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s,
2019	1,190,000	1,454,081
Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s,
2015	880,000	965,227
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	1,450,000	1,624,000
International Paper Co. bonds 7.95s, 2018	221,000	262,234
International Paper Co. sr. unsec. notes 9 3/8s, 2019	1,383,000	1,752,953
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	733,000	804,808
Rio Tinto Finance USA LTD company guaranty sr. unsec.
notes 9s, 2019 (Australia)	450,000	579,767
Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029	385,000	433,720
Sealed Air Corp. 144A notes 5 5/8s, 2013	210,000	222,564
Sealed Air Corp. 144A sr. notes 7 7/8s, 2017	585,000	638,689
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)	35,000	43,575
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)	51,000	61,455
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)	43,000	52,245
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	735,000	786,760
		11,726,054

Capital goods (0.3%)
Allied Waste North America, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2017	1,595,000	1,758,488
Ball Corp. company guaranty sr. unsec. notes 7 1/8s,
2016	1,000	1,063
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	767,000	905,586
Parker Hannifin Corp. sr. unsec. unsub. notes Ser.
MTN, 6 1/4s, 2038	975,000	1,087,901
Republic Services, Inc. 144A sr. unsec. notes 5 1/2s,
2019	240,000	251,961
Thomas & Betts Corp. sr. unsec. unsub. notes 5 5/8s,
2021	280,000	291,181
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	215,000	240,449
United Technologies Corp. sr. unsec. notes 5.7s, 2040	100,000	104,266
		4,640,895

Communication services (1.4%)
American Tower Corp. sr. unsec. unsub. notes 4 5/8s,
2015	555,000	574,796
American Tower Corp. 144A sr. unsec. notes 7 1/4s, 2019	800,000	896,000
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	285,000	375,832
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	705,000	759,613
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	1,194,000	1,237,136
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	1,380,000	1,653,802
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	290,000	354,429
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	225,000	250,591
Cox Communications, Inc. notes 7 1/8s, 2012	745,000	835,947
Cox Communications, Inc. 144A notes 5 7/8s, 2016	289,000	318,495
France Telecom notes 8 1/2s, 2031 (France)	180,000	244,251
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	122,000	136,566
SBA Tower Trust 144A company guaranty asset backed
notes 5.101s, 2017	1,125,000	1,158,756
TCI Communications, Inc. company guaranty 7 7/8s, 2026	2,395,000	2,816,798
TCI Communications, Inc. debs. 9.8s, 2012	547,000	618,607
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	845,000	927,110
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	640,000	725,713
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	150,000	173,861
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	355,000	383,715
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	110,000	139,466
Verizon New England, Inc. sr. notes 6 1/2s, 2011	742,000	788,900
Verizon New Jersey, Inc. debs. 8s, 2022	770,000	900,088
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	980,000	1,113,885
Verizon Wireless, Inc. sr. unsec. unsub. notes 5.55s,
2014	2,170,000	2,389,174
		19,773,531

Conglomerates (0.1%)

Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	680,000	755,577
		755,577

Consumer cyclicals (1.0%)
Advance Auto Parts, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2020	475,000	481,531
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	279,000	297,833
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013 (Germany)	565,000	630,084
DaimlerChrysler NA Holding Corp. company guaranty sr.
unsec. unsub. notes 5 7/8s, 2011 (Germany)	312,000	323,797
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)	630,000	664,470
DIRECTV Holdings, LLC company guaranty sr. unsec.
unsub. notes 5 7/8s, 2019	820,000	870,680
DIRECTV Holdings, LLC 144A company guaranty sr. unsec.
notes 6.35s, 2040	370,000	382,193
Grupo Televisa SA sr. unsec. bonds 6 5/8s, 2040
(Mexico)	300,000	307,752
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)	290,000	308,170
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	846,000	902,048
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	265,000	276,263
NBC Universal, Inc. 144A notes 6.4s, 2040	380,000	388,755
NBC Universal, Inc. 144A notes 5.15s, 2020	295,000	298,191
News America Holdings, Inc. company guaranty 7 3/4s,
2024	1,045,000	1,265,493
News America Holdings, Inc. debs. 7 3/4s, 2045	1,064,000	1,270,859
Nissan Motor Acceptance Corp. 144A sr. unsec. notes
4 1/2s, 2015	860,000	868,314
Omnicom Group, Inc. sr. notes 5.9s, 2016	635,000	704,853
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019	324,000	389,610
Staples, Inc. sr. unsec. notes 9 3/4s, 2014	445,000	545,083
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	170,000	213,338
Time Warner, Inc. debs. 9.15s, 2023	340,000	445,125
Time Warner, Inc. debs. 9 1/8s, 2013	592,000	694,069
Viacom, Inc. company guaranty 5 5/8s, 2012	158,000	170,225
Viacom, Inc. company guaranty sr. unsec. notes 8 5/8s,
2012	32,000	35,727
Viacom, Inc. unsec. sr. company guaranty 7 7/8s, 2030	490,000	556,164
Whirlpool Corp. sr. unsec. notes 8.6s, 2014	110,000	128,746
		13,419,373

Consumer staples (1.2%)
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	220,000	271,762
Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013	275,000	324,187
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	165,000	217,736
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 5s, 2020	20,000	20,280
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	1,655,000	1,992,018
Campbell Soup Co. debs. 8 7/8s, 2021	855,000	1,157,757
CVS Caremark Corp. sr. unsec. FRN 6.302s, 2037	2,293,000	2,212,745
CVS Caremark Corp. 144A company guaranty notes 7.507s,
2032	763,401	864,399
CVS Caremark Corp. 144A pass-through certificates
6.117s, 2013	408,032	440,124
Diageo PLC company guaranty 8s, 2022 (Canada)	820,000	1,020,096
Fortune Brands, Inc. sr. unsec. unsub. notes 3s, 2012	850,000	859,801
General Mills, Inc. sr. unsec. notes 5.65s, 2019	130,000	142,204
H.J. Heinz Finance Co. 144A company guaranty 7 1/8s, 2039	360,000	421,610
Kraft Foods, Inc. notes 6 1/8s, 2018	765,000	841,303
Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	2,009,000	2,162,246
Kroger Co. company guaranty 6 3/4s, 2012	275,000	300,176
Kroger Co. company guaranty 6.4s, 2017	500,000	568,333
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	535,000	599,758
McDonald's Corp. sr. unsec. notes 5.7s, 2039	600,000	623,380
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	540,000	614,480
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	640,000	693,940
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	285,000	306,375
WPP Finance UK company guaranty sr. unsec. notes 8s,
2014 (United Kingdom)	690,000	796,682
		17,451,392

Energy (0.6%)
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	10,000	10,363
Devon Energy Corp. sr. notes 6.3s, 2019	265,000	303,089
El Paso Pipeline Partners Operating Co., LLC company
guaranty sr. unsec. notes 6 1/2s, 2020	235,000	240,875
EnCana Corp. sr. unsec. notes 6 1/2s, 2019 (Canada)	175,000	198,354
EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	205,000	225,042
Forest Oil Corp. sr. notes 8s, 2011	610,000	645,075
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	225,000	238,702
Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s,
2040	220,000	244,763
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	650,000	659,750
Nexen, Inc. sr. unsec. unsub. notes 7 1/2s, 2039
(Canada)	325,000	387,721

Peabody Energy Corp. sr. notes 5 7/8s, 2016	805,000	800,975
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
company guaranty sr. notes 5 1/2s, 2014 (Qatar)	675,000	722,195
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	245,000	263,820
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	280,000	308,978
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 5/8s, 2019 (Switzerland)	180,000	232,793
Weatherford International, Ltd. sr. notes 5 1/2s, 2016
(Switzerland)	455,000	492,640
Williams Partners LP 144A sr. unsec. notes 6.3s, 2040	545,000	564,563
Williams Partners LP 144A sr. unsec. notes 5 1/4s, 2020	910,000	935,981
Woodside Finance Ltd. 144A notes 4 1/2s, 2014
(Australia)	325,000	336,523
XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037	225,000	270,273
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018	180,000	211,496
		8,293,971

Financials (4.9%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	300,000	324,462
AGFC Capital Trust I 144A company guaranty 6s, 2067	620,000	432,450
Allstate Life Global Funding Trusts notes Ser. MTN,
5 3/8s, 2013	326,000	357,935
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	1,160,000	1,250,177
American Express Bank FSB sr. unsec. FRN Ser. BKNT,
0.55s, 2017	545,000	506,992
American Express Travel Related Services Co., Inc. sr.
unsec. unsub. notes FRN Ser. EMTN, 0.449s, 2011	385,000	371,356
AON Corp. jr. unsec. sub. notes 8.205s, 2027	620,000	675,494
Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017	315,000	312,237
Bank One Corp. unsec. unsub. notes 5.9s, 2011	1,000,000	1,063,765
BankAmerica Capital III bank guaranty jr. unsec. FRN
0.873s, 2027	2,755,000	2,048,067
Barclays Bank PLC sr. unsec. unsub. notes 5s, 2016
(United Kingdom)	270,000	280,506
Barclays Bank PLC 144A sub. notes 10.179s, 2021	804,000	1,053,504
Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017	1,415,000	1,474,584
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	500,000	551,619
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	331,000	381,847
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.05s, 2012	1,189,000	1,162,184
Capital One Bank USA NA sub. notes 8.8s, 2019	385,000	474,081
Capital One Capital III company guaranty 7.686s, 2036	320,000	313,600
Capital One Capital V company guaranty jr. unsec. sub.
notes 10 1/4s, 2039	450,000	540,000
Chubb Corp. (The) sr. notes 6 1/2s, 2038	765,000	854,761
Citigroup, Inc. sr. unsec. sub. FRN 0.524s, 2016	123,000	105,923
Citigroup, Inc. sr. unsec. unsub. notes 6 1/8s, 2017	700,000	727,338
Citigroup, Inc. sr. unsec. unsub. notes 5 1/4s, 2012	1,270,000	1,330,880
Citigroup, Inc. sr. unsec. unsub. notes FRN 0.4s, 2010	905,000	904,972
Citigroup, Inc. sub. notes 5s, 2014	1,369,000	1,385,783
Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032	31,000	29,778
CNA Financial Corp. unsec. notes 6s, 2011	730,000	755,288
Commonwealth Bank of Australia 144A sr. unsec. notes
3 3/4s, 2014 (Australia)	1,220,000	1,241,097
Credit Suisse Guernsey, Ltd. jr. sub. FRN 5.86s, 2049
(United Kingdom)	934,000	881,463
Credit Suisse USA, Inc. sr. unsec. notes 5.3s, 2019	475,000	496,910
Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014
(United Kingdom)	635,000	656,493
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	285,000	242,250
Duke Realty LP sr. unsec. notes 6 1/2s, 2018 (R)	361,000	378,792
Duke Realty LP sr. unsec. notes 6 1/4s, 2013 (R)	19,000	20,298
Fleet Capital Trust V bank guaranty FRN 1.261s, 2028	1,057,000	767,890
Fund American Cos., Inc. notes 5 7/8s, 2013	347,000	362,282
GATX Financial Corp. notes 5.8s, 2016	560,000	579,617
GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067	355,000	339,913
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.574s, 2016	455,000	425,978
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.474s, 2012	1,720,000	1,691,763
General Electric Capital Corp. sr. unsec. notes
5 1/2s, 2020	1,320,000	1,375,091
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039	1,589,000	1,759,468
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	760,000	840,592
Goldman Sachs Group, Inc. (The) sr. unsec. unsub.
notes 5 3/8s, 2020	260,000	252,887
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	745,000	723,312
HCP, Inc. sr. unsec. Ser. MTN, 6.7s, 2018 (R)	15,000	15,674
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017	295,000	301,243
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	1,005,000	985,635
HSBC Finance Capital Trust IX FRN 5.911s, 2035	2,000,000	1,825,000
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	905,000	959,048
JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	1,000,000	1,073,178
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	499,000	509,337
JPMorgan Chase Capital XXIII company guaranty jr.
unsec. sub. notes FRN 1 1/4s, 2047	2,443,000	1,897,305
JPMorgan Chase Capital XXV bonds Ser. Y, 6.8s, 2037	523,000	524,314
Liberty Mutual Group 144A company guaranty jr. sub.
notes FRB 10 3/4s, 2058	1,285,000	1,509,161
Liberty Mutual Insurance 144A notes 7.697s, 2097	1,060,000	967,816

Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039	495,000	661,461
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	1,565,000	1,722,530
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 0.516s,
2011	835,000	830,428
MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s,
2067	1,300,000	1,356,323
MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	590,000	557,550
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	465,000	476,661
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	680,000	700,658
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	415,000	441,977
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	370,000	330,009
Pacific LifeCorp 144A sr. notes 6s, 2020	365,000	374,149
Progressive Corp. (The) jr. unsec. sub. unsec. deb.
FRN 6.7s, 2037	2,020,000	2,001,741
Prudential Financial, Inc. sr. notes 7 3/8s, 2019	600,000	706,709
Prudential Financial, Inc. sr. notes 6.2s, 2015	190,000	211,213
Prudential Holdings LLC sr. notes FRN Ser. AGM,
1.136s, 2017	210,000	170,753
Royal Bank of Scotland Group PLC sr. unsec. unsub.
notes 6.4s, 2019 (United Kingdom)	355,000	364,328
Simon Property Group LP sr. unsec. notes 6 3/4s,
2014 (R)	1,671,000	1,854,931
Simon Property Group LP sr. unsec. unsub. notes 5.65s,
2020 (R)	756,000	776,378
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	381,000	382,690
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 1.257s, 2037	1,790,000	1,374,988
TD Ameritrade Holding Corp. company guaranty sr.
unsec. unsub. notes 5.6s, 2019	480,000	490,744
Teachers Insurance & Annuity Association of America
144A notes 6.85s, 2039	750,000	845,675
Travelers Cos., Inc. (The) sr. unsec. notes 5.9s, 2019	130,000	142,814
Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015
(R)	555,000	554,995
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	1,060,000	1,149,552
Wachovia Capital Trust V 144A bank guaranty jr. unsec.
sub. note 7.965s, 2027	1,035,000	1,036,433
Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	145,000	156,233
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013	1,140,000	1,239,588
WEA Finance LLC /WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 7 1/2s, 2014	895,000	1,019,942
WEA Finance LLC/ WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 6 3/4s, 2019	900,000	1,008,253
Wells Fargo Bank NA unsec. sub. notes FRN 0.46s, 2016	710,000	667,642
Wells Fargo Capital XV jr. sub. unsec. company
guaranty FRN 9 3/4s, 2049	435,000	487,200
Westpac Capital Trust III 144A unsec. sub. notes FRN
5.819s, 2049 (Australia)	1,010,000	993,749
ZFS Finance USA Trust I 144A bonds FRB 6 1/2s, 2037	159,000	152,243
ZFS Finance USA Trust III 144A jr. sub. bonds FRB
1.407s, 2065	700,000	665,000
		69,178,930

Government (0.7%)
European Investment Bank sr. unsec. unsub. notes
4 7/8s, 2036 (Supra-Nation)	4,000,000	4,021,880
International Bank for Reconstruction & Development
unsec. unsub. bonds 7 5/8s, 2023 (Supra-Nation)	4,000,000	5,344,876
		9,366,756

Health care (0.3%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	95,000	104,699
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	1,296,000	1,467,664
Eli Lilly & Co. sr. unsec. unsub. notes 5.95s, 2037	50,000	54,406
Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019	110,000	130,490
Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014	275,000	308,661
GlaxoSmith Kline Capital, Inc. company guaranty sr.
notes 5.65s, 2018	460,000	509,675
Hospira, Inc. sr. notes 6.05s, 2017	25,000	27,424
Hospira, Inc. sr. notes 5.55s, 2012	440,000	471,349
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2040	224,000	220,205
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 4 3/4s, 2020	121,000	120,411
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	180,000	173,484
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	470,000	483,513
Watson Pharmaceuticals, Inc. sr. unsec. notes 6 1/8s,
2019	310,000	331,335
WellPoint, Inc. notes 7s, 2019	155,000	178,448
		4,581,764

Technology (0.2%)
Amphenol Corp. sr. unsec. notes 4 3/4s, 2014	610,000	634,147
Dell, Inc. sr. unsec. notes 5 7/8s, 2019	715,000	792,858
Xerox Corp. sr. unsec. notes 6 3/4s, 2039	485,000	525,148
Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	188,000	196,709
Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015	237,000	242,965
		2,391,827

Transportation (0.3%)
American Airlines, Inc. pass-through certificates Ser.

01-1, 6.817s, 2011	100,000	100,250
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	275,000	315,302
Burlington Northern Santa Fe Corp. sr. unsec. notes
4.7s, 2019	425,000	429,464
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	124,464	125,398
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	359,006	360,801
Delta Air Lines, Inc. pass-through certificates Ser.
71-A, 6.821s, 2022	84,270	85,534
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	1,427,081	1,346,808
Southwest Airlines Co. pass-through certificates Ser.
07-1, 6.15s, 2022	778,062	812,799
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	590,000	633,400
		4,209,756

Utilities and power (2.2%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	500,000	539,348
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	510,000	510,709
Aquila, Inc. sr. unsec. unsub. notes 11 7/8s, 2012	735,000	862,888
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	1,230,000	1,346,659
Beaver Valley II Funding debs. 9s, 2017	639,000	703,335
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	975,000	1,067,070
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	2,280,066	2,364,440
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	45,000	47,192
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	275,000	308,436
Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s,
2033	500,000	524,180
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	495,000	544,713
Consolidated Natural Gas Co. sr. notes Ser. A, 5s, 2014	530,000	570,477
DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	375,000	384,772
Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B,
6.3s, 2066	2,310,000	2,211,825
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	10,000	11,149
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	419,000	465,014
El Paso Natural Gas Co. sr. unsec. unsub. bonds
8 3/8s, 2032	490,000	595,016
Electricite de France 144A notes 6.95s, 2039 (France)	655,000	772,170
Electricite de France 144A sr. notes 5.6s, 2040
(France)	640,000	635,446
Electricite de France 144A sr. notes 4.6s, 2020
(France)	440,000	440,279
Enel Finance Intl. SA 144A company guaranty sr. unsec.
notes 5 1/8s, 2019 (Luxembourg)	360,000	364,007
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	454,000	454,724
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	164,000	173,962
Illinois Power Co. 1st mtge. sr. bond 9 3/4s, 2018	725,000	952,172
ITC Holdings Corp. 144A notes 5 7/8s, 2016	272,000	286,242
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	365,000	386,589
Kansas Gas & Electric bonds 5.647s, 2021	349,857	350,476
National Fuel Gas Co. notes 5 1/4s, 2013	30,000	31,591
Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	295,000	342,601
NiSource Finance Corp. company guaranty sr. unsec.
notes 10 3/4s, 2016	360,000	464,500
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2010	2,440,000	2,526,569
Northwestern Corp. sec. notes 5 7/8s, 2014	342,000	352,034
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	350,000	387,828
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	140,000	144,063
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	331,000	342,459
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	1,236,920	1,266,581
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	50,000	53,437
Public Service Co. of Colorado 1st mtge. sec. bonds
5 1/8s, 2019	175,000	186,952
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	656,000	623,508
Southern California Edison Co. 1st mtge. bonds 5 1/2s,
2040	840,000	848,663
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	1,080,000	1,184,939
Spectra Energy Capital, LLC sr. notes 8s, 2019	820,000	991,695
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	1,019,000	1,257,354
TransAlta Corp. sr. notes 6 1/2s, 2040 (Canada)	200,000	204,815
TransAlta Corp. sr. unsec. notes 5 3/4s, 2013 (Canada)	665,000	725,955
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	520,000	500,054
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	960,000	1,088,056
		31,396,944
Total corporate bonds and notes (cost $185,446,548)		$197,186,770

MORTGAGE-BACKED SECURITIES (2.8%)(a)
	Principal amount	Value

Banc of America Commercial Mortgage, Inc. 144A Ser.
05-1, Class XW, IO, 0.132s, 2042	$211,776,749	$291,659
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class J, 1.304s, 2022	1,400,000	756,000
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037	8,668,449	904,986
Ser. 04-2, IO, 2.97s, 2034	3,326,367	101,122

Ser. 05-1A, IO, 2.87s, 2035	3,912,955	165,518
Ser. 04-3, IO, 2.87s, 2035	2,574,494	96,286
Ser. 05-3A, IO, 2.15s, 2035	11,898,308	583,017
Ser. 06-2A, IO, 1.798s, 2036	2,295,687	139,119
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.455s, 2032	456,000	404,732
Ser. 04-PR3I, Class X1, IO, 0.38s, 2041	11,413,041	178,089
Ser. 05-PWR9, Class X1, IO, 0.248s, 2042 (F)	39,169,767	273,202
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class X1, IO, 0.172s, 2038 (F)	19,136,549	284,218
Ser. 07-PW15, Class X1, IO, 0.132s, 2044 (F)	63,575,522	449,787
Ser. 05-PW10, Class X1, IO, 0.095s, 2040 (F)	61,835,226	101,948
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.561s, 2049	26,502,634	469,097
Ser. 06-CD2, Class X, IO, 0.126s, 2046	75,136,017	218,209
Commercial Mortgage Pass-Through Certificates 144A
Ser. 03-LB1A, Class X1, IO, 0.591s, 2038	7,935,296	291,138
Ser. 05-LP5, Class XC, IO, 0.235s, 2043	50,132,050	465,326
Ser. 06-C8, Class XS, IO, 0.163s, 2046	55,541,807	541,278
Ser. 05-C6, Class XC, IO, 0.115s, 2044	59,066,942	303,496
Countrywide Home Loans 144A IFB Ser. 05-R2, Class 2A3,
8s, 2035	721,578	699,931
Credit Suisse Mortgage Capital Certificates Ser.
06-C5, Class AX, IO, 0.185s, 2039	36,137,133	527,855
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 1.063s, 2017	232,000	99,760
FRB Ser. 06-A, Class C, 0.863s, 2017	688,000	364,640
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	531,627	520,995
Fannie Mae
IFB Ser. 04-12, Class WS, IO, 6.888s, 2033	79,893	11,704
IFB Ser. 05-12, Class SC, IO, 6.488s, 2035	1,569,778	215,693
IFB Ser. 09-87, Class HS, IO, 5.888s, 2039	211,673	24,818
Ser. 03-W3, Class 2IO1, IO, 0.674s, 2042	2,391,905	57,865
Ser. 03-W6, Class 51, IO, 0.663s, 2042	7,362,677	168,324
Ser. 03-W2, Class 1, IO, 0.466s, 2042	13,763,889	152,158
Ser. 02-T4, IO, 0.446s, 2041	5,508,370	62,031
Ser. 03-W3, Class 1, IO, 0.442s, 2042	18,147,024	260,545
Ser. 02-T1, Class IO, IO, 0.424s, 2031	14,899,404	233,481
Ser. 03-W6, Class 3, IO, 0.368s, 2042	10,345,741	134,516
Ser. 03-W6, Class 23, IO, 0.352s, 2042	10,830,794	135,554
Ser. 01-79, Class BI, IO, 0.324s, 2045	2,550,564	30,197
Ser. 03-W4, Class 3A, IO, 0.116s, 2042	10,091,354	56,920
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-56, Class A, IO, 0.524s, 2043	6,511,771	127,991
Ser. T-56, Class 1, IO, 0.055s, 2043	10,117,584	74,093
Ser. T-56, Class 3, IO, 0.014s, 2043	7,576,073	51,160
Ser. T-56, Class 2, IO, 0.012s, 2043	9,284,972	797
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.939s, 2033	25,864,784	164,901
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029 (F)	832,000	855,100
Freddie Mac
IFB Ser. 3210, Class SA, IO, 6.346s, 2036	125,826	14,796
IFB Ser. 3206, Class ES, IO, 6.296s, 2036	55,711	6,607
IFB Ser. 3476, Class S, IO, 5.846s, 2038	297,681	27,235
IFB Ser. 3423, Class SG, IO, 5.396s, 2038	105,052	8,891
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.15s, 2045	207,905,187	690,902
Ser. 07-C1, Class XC, IO, 0.114s, 2049	181,715,446	1,009,793
GMAC Commercial Mortgage Securities, Inc. Ser. 05-C1,
Class X1, IO, 0.371s, 2043	67,388,102	797,107
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036 (F)	643,851	495,765
Ser. 06-C1, Class XC, IO, 0.1s, 2045	121,985,724	539,251
Government National Mortgage Association
IFB Ser. 10-14, Class SA, IO, 7.744s, 2032	109,000	18,817
IFB Ser. 06-16, Class GS, IO, 6.734s, 2036	514,318	68,049
IFB Ser. 10-14, Class SD, IO, 6.724s, 2036	187,599	16,961
IFB Ser. 04-5, Class PS, IO, 6.694s, 2033	395,000	63,145
IFB Ser. 07-26, Class SL, IO, 6.544s, 2037	160,749	23,575
IFB Ser. 07-16, Class PU, IO, 6.394s, 2037	67,934	8,751
IFB Ser. 06-34, Class PS, IO, 6.334s, 2036	56,300	6,615
IFB Ser. 07-35, Class KY, IO, 6.194s, 2037	215,451	22,067
IFB Ser. 10-14, Class SC, IO, 4.571s, 2035	164,999	21,461
FRB Ser. 07-73, Class KI, IO, zero %, 2037	2,842,819	57,931
GS Mortgage Securities Corp. II 144A Ser. 98-C1,
Class F, 6s, 2030	1,197,075	1,205,773
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	186,595	173,031
Ser. 05-RP3, Class 1A3, 8s, 2035	600,994	552,915
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	503,822	463,517
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	722,097	693,213
Ser. 05-RP1, Class 1A3, 8s, 2035	95,872	90,749
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	810,095	777,691
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (In default) (F)(NON)	242,459	24
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 05-CB12, Class X1, IO, 0.185s, 2037	52,701,994	416,319
Ser. 06-LDP6, Class X1, IO, 0.103s, 2043	67,269,923	264,014
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	715,303	595,372
Ser. 99-C1, Class G, 6.41s, 2031	765,731	461,030
Ser. 98-C4, Class H, 5.6s, 2035	1,074,000	698,100
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A FRB Ser. 04-LLFA, Class H, 1.204s, 2017	733,000	610,092

MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	541,221	519,572
Ser. 05-1, Class 1A4, 7 1/2s, 2034	1,317,785	1,291,429
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
0.885s, 2027	3,715,153	3,117,380
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.754s, 2022	1,019,621	887,070
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 7.065s, 2030	644,000	649,517
FRB Ser. 05-A9, Class 3A1, 5.238s, 2035	2,768,092	2,232,247
Merrill Lynch Mortgage Trust Ser. 05-MCP1, Class XC,
IO, 0.305s, 2043	66,359,197	664,667
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 7.93s, 2037	2,596,232	253,133
Ser. 04-C2, Class X, IO, 6.57s, 2040	2,374,156	201,803
Ser. 05-C3, Class X, IO, 5.487s, 2044	2,755,721	220,458
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.642s, 2043 (F)	8,806,909	219,244
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.154s, 2030 (F)	1,020,000	1,081,081
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
3.877s, 2035	364,951	348,528
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	287,968	272,130
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010	456,000	114,000
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018	757,000	643,450
Ser. 03-1A, Class M, 5s, 2018	513,000	359,100
Ser. 04-1A, Class L, 5s, 2018	337,000	235,900
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.613s, 2034	436,437	384,065
Wachovia Bank Commercial Mortgage Trust Ser. 06-C29,
IO, 0.53s, 2048	97,525,322	1,877,362
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.554s, 2018	771,000	385,500
Ser. 06-C23, Class XC, IO, 0.089s, 2045	88,883,425	475,526
Ser. 06-C26, Class XC, IO, 0.069s, 2045	33,964,789	97,139

Total mortgage-backed securities (cost $36,287,844)		$39,479,116

ASSET-BACKED SECURITIES (1.8%)(a)
	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 0.953s, 2035	$161,723	$63,029
FRB Ser. 05-4, Class A2C, 0.473s, 2035	176,238	170,815
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
0.673s, 2029	1,713,328	766,171
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 2.013s, 2033	436,439	155,747
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	1,283,000	230,940
Ser. 04-1A, Class E, 6.42s, 2039	1,112,000	177,920
Argent Securities, Inc. FRB Ser. 03-W3, Class M3,
2.533s, 2033	53,237	18,060
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 1.263s, 2033	272,288	208,264
FRB Ser. 05-WMC1, Class M1, 0.703s, 2035	564,000	524,520
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE7, Class A4, 0.403s, 2036	529,000	184,732
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.247s, 2039	3,350,574	1,340,230
FRB Ser. 04-D, Class A, 0.85s, 2044	700,628	631,299
Bayview Financial Acquisition Trust 144A FRN Ser.
04-B, Class M2, 4.065s, 2039	159,116	75,819
Bayview Financial Asset Trust 144A FRB Ser. 03-SSRA,
Class M, 1.613s, 2038	429,270	300,489
Bear Stearns Asset Backed Securities, Inc. FRB Ser.
05-HE1, Class M3, 1 1/4s, 2035	489,000	143,346
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 0.683s, 2035	324,987	256,115
Conseco Finance Securitizations Corp. Ser. 02-2,
Class A, IO, 8 1/2s, 2033	4,310,501	59,269
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.783s, 2035	304,715	287,159
FRB Ser. 05-14, Class 3A2, 0.503s, 2036	123,353	110,505
Credit-Based Asset Servicing and Securitization 144A
Ser. 06-MH1, Class B1, 6 1/4s, 2036	359,000	262,070
Ser. 06-MH1, Class M2, 6 1/4s, 2036	214,000	192,600
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038	1,617,000	323,400
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034 (In default) (F)(NON)	152,004	15
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
0.933s, 2035	160,810	53,331
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 1.073s, 2035	257,402	256,676
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	194,241	188,285
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 1.302s,
2038	616,000	3,080
Foxe Basin, Ltd. 144A FRB Ser. 03-1A, Class A1,
0.757s, 2015	869,674	819,668
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.263s,
2037	308,000	52,360
GEBL 144A
Ser. 04-2, Class D, 3.004s, 2032	491,857	22,134
Ser. 04-2, Class C, 1.104s, 2032	184,297	22,116
Green Tree Financial Corp. Ser. 95-8, Class B1, 7.3s,

2026	362,579	332,364
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 1.813s, 2030	1,158,550	173,782
FRB Ser. 05-1A, Class D, 1.793s, 2030	502,743	60,329
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.728s, 2036	1,203,252	481,301
JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-FRE1,
Class A4, 0.553s, 2035	716,000	427,381
Lehman Manufactured Housing Ser. 98-1, Class 1, IO,
0.807s, 2028	9,539,786	405,441
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.261s, 2036	2,585,000	180,950
FRB Ser. 02-1A, Class FFL, 3.013s, 2037	5,220,000	678,600
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012	3,888,015	2,371,689
Long Beach Mortgage Loan Trust FRB Ser. 05-2,
Class M4, 0.883s, 2035	558,000	335,566
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.513s, 2032	4,059,503	3,576,422
FRB Ser. 02-A, Class M2, 2.513s, 2032	278,000	236,578
Ser. 02-A IO, 0.3s, 2032	99,619,197	1,245,240
Marriott Vacation Club Owner Trust 144A
Ser. 04-2A, Class D, 5.389s, 2026	51,997	27,233
Ser. 04-2A, Class C, 4.741s, 2026	47,837	29,852
FRB Ser. 02-1A, Class A1, 0.956s, 2024	289,090	275,847
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.413s, 2036	424,000	204,992
Mid-State Trust
Ser. 11, Class B, 8.221s, 2038	303,489	285,057
Ser. 10, Class B, 7.54s, 2036	541,468	492,892
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 0.943s, 2035	236,671	122,780
FRB Ser. 05-HE1, Class M3, 0.783s, 2034	349,000	271,751
FRB Ser. 06-NC4, Class M2, 0.563s, 2036	489,000	4,021
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 2.265s, 2039	544,000	108,800
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
0.74s, 2015	104,703	101,561
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 3.338s, 2033	25,056	14,538
Oakwood Mortgage Investors, Inc. Ser. 02-C, Class A1,
5.41s, 2032	2,988,017	2,659,335
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	399,850	383,856
Ser. 01-B, Class A3, 6.535s, 2023	115,752	106,041
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.093s, 2036	227,000	45,869
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 0.993s, 2035	592,278	430,729
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (In default) (F)(NON)	214,965	--
Securitized Asset Backed Receivables, LLC FRB Ser.
05-HE1, Class M2, 0.913s, 2035	287,427	1,295
South Coast Funding 144A FRB Ser. 3A, Class A2, 1.45s,
2038	470,000	4,700
Structured Asset Securities Corp. 144A Ser. 98-RF3,
Class A, IO, 6.1s, 2028	1,884,448	354,686
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038	1,698,000	169,800
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
0.583s, 2037	359,000	138,194
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 1.216s, 2044 (United Kingdom)	591,276	135,980

Total asset-backed securities (cost $46,229,471)		$24,775,616

INVESTMENT COMPANIES (1.2%)(a)
	Shares	Value

Financial Select Sector SPDR Fund	446,700	$7,214,205
Utilities Select Sector SPDR Fund	312,600	9,524,922

Total investment companies (cost $12,500,327)		$16,739,127

MUNICIPAL BONDS AND NOTES (0.3%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34	$215,000	$236,160
IL State G.O. Bonds
4.421s, 1/1/15	420,000	426,888
4.071s, 1/1/14	1,250,000	1,266,950
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	1,035,000	853,389
North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49	350,000	379,925
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds,
Ser. A, 7.467s, 6/1/47	1,400,000	1,140,650

Total municipal bonds and notes (cost $4,647,788)		$4,303,962

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value

Hartford Financial Services Group, Inc. (The) $1.182
cv. pfd.	38,748	$1,027,984

Total convertible preferred stocks (cost $968,700)		$1,027,984

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.5%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.5%)
Government National Mortgage Association Pass-Through
Certificates
5s, TBA, June 1, 2040	$21,000,000	$21,751,405
4 1/2s, TBA, June 1, 2040	27,000,000	27,238,359
		48,989,764

U.S. Government Agency Mortgage Obligations (5.0%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates 6s, March 1, 2035	15,264	16,564
Federal National Mortgage Association Pass-Through
Certificates
6s, TBA, May 1, 2040	13,000,000	13,879,531
5 1/2s, with due dates from July 1, 2033 to
November 1, 2038	15,707,195	16,590,136
5s, with due dates from August 1, 2033 to
January 1, 2039	9,895,576	10,306,912
5s, TBA, May 1, 2040	29,000,000	30,015,000
		70,808,143
Total U.S. government and agency mortgage obligations (cost $118,462,352)		$119,797,907

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.8%)(a)
	Principal amount	Value

General Electric Capital Corp. 1 5/8s, FDIC guaranteed
notes, January 7, 2011	$6,750,000	$6,800,321
Goldman Sachs Group, Inc (The) 1 5/8s, FDIC guaranteed
notes, July 15, 2011	6,750,000	6,814,847
JPMorgan Chase & Co. 2 5/8s, FDIC guaranteed,
December 1, 2010	6,750,000	6,835,158
Morgan Stanley 2s, FDIC guaranteed notes,
September 22, 2011	2,500,000	2,541,355
Wells Fargo & Co.
3s, FDIC guaranteed notes, December 9, 2011	1,100,000	1,137,244
2 1/8s, FDIC guaranteed notes, June 15, 2012	1,400,000	1,429,460

Total U.S. government agency obligations (cost $25,330,839)		$25,558,385

U.S. TREASURY OBLIGATIONS (8.6%)(a)
	Principal amount	Value

U.S. Treasury Bonds
7 5/8s, February 15, 2025	$6,740,000	$9,330,161
5 1/2s, August 15, 2028	4,990,000	5,726,025
4 1/4s, May 15, 2039	12,000,000	11,463,750
U.S. Treasury Notes
5s, February 15, 2011	22,220,000	23,027,210
4 7/8s, July 31, 2011	31,370,000	33,063,491
4 1/4s, November 15, 2014	35,500,000	38,681,134

Total U.S. treasury obligations (cost $120,284,905)		$121,291,771

SHORT-TERM INVESTMENTS (17.2%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	127,269,077	$127,269,077
Interest in $367,500,000 joint tri-party repurchase
agreement dated April 30, 2010 with Deutsche Bank
Securities, Inc. due May 3, 2010 -- maturity value
of $62,601,043 for an effective yield of 0.20%
(collateralized by various mortgage backed securities
with coupon rates ranging from 4.00% to 7.00% and due
dates ranging from April 1, 2024 to May 1, 2038,
valued at $374,850,000)	$62,600,000	62,600,000
Interest in $350,000,000 joint tri-party repurchase
agreement dated April 30, 2010 with Citigroup Global
Markets, Inc. due May 3, 2010 -- maturity value
of $52,400,873 for an effective yield of 0.20%
(collateralized by various mortgage backed securities
with coupon rates ranging from 2.78% to 6.11% and due
dates ranging from March 1, 2022 to September 1, 2044,
valued at $357,000,000)	52,400,000	52,400,000

Total short-term investments (cost $242,269,077)		$242,269,077

TOTAL INVESTMENTS

Total investments (cost $1,463,685,448) (b)		$1,608,830,806

Key to holding's abbreviations

ADR American Depository Receipts
EMTN Euro Medium Term Notes
FDIC Guaranteed Federal Deposit Insurance Corp. Guaranteed
FRB Floating Rate Bonds
FRN Floating Rate Notes
G.O. Bonds General Obligation Bonds
IFB Inverse Floating Rate Bonds
IO Interest Only
MTN Medium Term Notes
MTNA Medium Term Notes Class A
PO Principal Only
TBA To Be Announced Commitments

Notes to The fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close fo the fund's reporting period, which ran from August 1, 2009 through April 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $1,409,984,048.

(b) The aggregate identified cost on a tax basis is $1,493,602,995, resulting in gross unrealized appreciation and depreciation of $178,618,443 and $63,390,632, respectively, or net unrealized appreciation of $115,227,811.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $280,826 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $572,497,386 and $637,933,674, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(R) Real Estate Investment Trust.

At the close of the reporting period, liquid assets totaling $203,856,245 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (LBSF) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (Agreement) with another registered investment company (the Seller) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $4,129,699 in net payments from LBSF in connection with certain terminated derivatives transactions (the Receivable), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable.

The Receivable offsets against the fund’s net payable to LBSF. The fund has accrued interest on the net payable. Following the close of the period, the fund paid $1,283,634 to the Seller in accordance with the terms of the Agreement and the fund paid $114,402,603, including interest, to LBSF in complete satisfaction of the fund’s obligations under the terminated contracts.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$26,583,372	$--	$--

Capital goods	50,447,360	--	--

Communication services	46,120,490	--	--

Conglomerates	26,888,705	--	--

Consumer cyclicals	76,246,924	--	--

Consumer staples	67,618,626	--	--

Energy	126,465,824	--	--

Financials	172,722,977	--	--

Health care	96,347,798	--	--

Technology	73,713,198	--	--

Transportation	4,803,449	--	--

Utilities and power	48,442,368	--	--

Total common stocks	816,401,091	--	--

Asset-backed securities	--	24,775,616	--

Convertible preferred stocks	--	1,027,984	--

Corporate bonds and notes	--	197,186,770	--

Investment Companies	16,739,127	--	--

Mortgage-backed securities	--	38,150,717	1,328,399

Municipal bonds and notes	--	4,303,962	--

U.S. Government Agency Obligations	--	25,558,385	--

U.S. Government and Agency Mortgage Obligations	--	119,797,907	--

U.S. Treasury Obligations	--	121,291,771

Short-term investments	127,269,077	115,000,000	--

Totals by level	$960,409,295	$647,093,112	$1,328,399

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The George Putnam Fund of Boston

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: June 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date:June 28, 2010